Loans from Banking Corporations and other Credit Providers	12 Months Ended
Dec. 31, 2022
Loans Payable [Abstract]
Loans from Banking Corporations and other Credit Providers
Note 8 - Loans from Banking Corporations and other Credit Providers

	As at December 31,
	2022	2021
	Israel Shekels
Loan from Mizrahi Bank A/c 73959	53,797	90,035
Less - current maturities	(37,579)	(36,547)
	16,218	53,488